AmericaFirst Quantitative Funds

AmericaFirst Quantitative Strategies Fund

Incorporated herein by reference is the definitive version of the prospectus for the AmericFirst Quantitative Strategies Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on January 2, 2015 (Accession Number: 0001580642-15-000015).